UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05040

Total Return U.S. Treasury Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

Megan Hadley Koehler
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

The schedule of Investments is included herewith.

TOTAL RETURN U.S. TREASURY FUND, Inc.
PORTFOLIO OF INVESTMENTS
January 31, 2015 (UNAUDITED)

Security	Interest Rate	Maturity Date	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 88.04%
U.S. Treasury Notes	1.250%	01/31/19	$15,735,000	$15,870,227
U.S. Treasury Notes	1.500%	01/31/19	1,550,000	1,579,063
U.S. Treasury Bonds	3.750%	11/15/18	560,000	617,925
U.S. Treasury Bonds	8.125%	08/15/19	10,000,000	13,120,310
U.S. Treasury Bonds	8.750%	08/15/20	11,000,000	15,421,483

Total U.S. Treasury Obligations (Cost $43,781,106)				$46,609,008

U.S. TREASURY BILLS - 10.10%
U.S. Treasury Bills[1]	0.017%	02/05/15	$5,345,000	$5,345,005

Total U.S. Treasury Bills (Cost $5,344,990)				$5,345,005

Total Investments - 98.14% (Cost $49,126,096)*				$51,954,013
Other Assets In Excess Of Liabilities - 1.86%				985,154
Net Assets - 100.00%				$52,939,167

[1]	Interest rate presented is effective yield to maturity.
*	Cost for Federal income tax purposes is $49,126,096 and net unrealized appreciation on a tax basis consists of:

ISI Total Return U.S. Treasury Fund
Gross Unrealized Appreciation	$2,828,455
Gross Unrealized Depreciation	(538)
Net Unrealized Appreciation	$2,827,917

See Notes to Financial Statement

TOTAL RETURN U.S. TREASURY FUND, Inc.
Notes to Schedule of Investments
January 31, 2015 (Unaudited)

1. Valuation of Securities
Total Return U.S. Treasury Fund, Inc.’s exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Short term instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of January 31, 2015, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$46,609,008	$–	$46,609,008
U.S. Treasury Bills	–	5,345,005	–	5,345,005
Total	$–	$51,954,013	$–	$51,954,013

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2015, based on the valuation input Levels on October 31, 2014 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Total Return U.S. Treasury Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 30, 2015

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	March 30, 2015